Investment in associates (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about investment property [abstract]
Disclosure Of Activity Related Of Investment
The following table summarizes the activity related to Polestar's investment in Polestar Times Technology:

Balance as of January 1, 2024	—
Investment in Polestar Times Technology	4,900
Elimination of effects of downstream sales	(550)
Recognized share of losses in Polestar Times Technology	(4,350)
Balance as of June 30, 2024	—

Balance as of January 1, 2025	—
Investment in Polestar Times Technology	29,208
Elimination of effects of downstream sales	(4,947)
Recognized share of losses in Polestar Times Technology	(24,261)
Balance as of June 30, 2025	—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Times Technology:

Unrecognized balance as of January 1, 2024	(1,407)
Additional unrecognized effects of downstream sales	(6,386)
Additional unrecognized share of losses in Polestar Technology	(29,231)
Unrecognized balance as of June 30, 2024	(37,024)

Unrecognized balance as of January 1, 2025	(65,988)
Recognized share of losses in Polestar Times Technology	24,261
Additional unrecognized share of losses in Polestar Technology	(11,126)
Unrecognized balance as of June 30, 2025	(52,853)

Disclosure Of Financial Information Own Financial Statements
The following table provides summarized financial information from Polestar Times Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment:

	As of June 30, 2025	As of December, 31, 2024
Polestar's percentage ownership interest	46.2%	46.2%
Non-current assets	—	46,918
Current assets	30,471	48,501
Non-current liabilities	—	(20,007)
Current liabilities	(82,871)	(175,538)
Net liabilities	(52,400)	(100,126)
Less: capital reserves	(30,156)	(30,156)
Less: share capital attributable to Xingji Meizu	(28,929)	(16,641)
Adjusted net liabilities	(111,485)	(146,923)
The Group's share of net liabilities	(51,506)	(67,878)
Elimination of effects of downstream sales in inventory	1,390	2,578
Elimination of effects of downstream sales in long-term assets	(1,971)	1,789
Unrecognized losses in Polestar Times Technology	52,854	64,581
Other reconciling items	(767)	(1,070)
Carrying amount of the Group's investment in Polestar Times Technology	—	—

	For the six months ended June 30,
	2025	2024
Revenue	9,566	44,490
Net loss	(25,933)	(70,851)
Other comprehensive loss	1,850	(1,836)
Total comprehensive loss	(24,083)	(72,687)
The Group's share of losses in Polestar Times Technology	(11,126)	(33,581)